Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000017188
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,355	$ 14,452	$ 14,491	$ 15,093	$ 15,073	$ 14,588	$ 14,006	$ 14,802	$ 14,084	$ 14,574	$ 14,124	$ 13,862	$ 14,012	$ 13,149	$ 12,173	$ 12,680	$ 13,055	$ 13,468	$ 12,961	$ 12,342	$ 12,942	$ 12,905	$ 12,560	$ 12,833	$ 11,780	$ 11,980	$ 10,491	$ 9,838	$ 10,818	$ 11,489	$ 11,126	$ 12,433	$ 12,016	$ 12,884	$ 12,936	$ 13,358	$ 13,569	$ 12,708	$ 13,183	$ 13,007	$ 13,604	$ 13,534	$ 13,552	$ 13,868	$ 13,253	$ 13,022	$ 12,508	$ 12,182	$ 12,422	$ 11,821	$ 10,277	$ 10,826	$ 11,169	$ 10,672	$ 10,637	$ 10,209	$ 9,728	$ 8,976	$ 10,936	$ 11,892	$ 12,106	$ 11,644	$ 11,414	$ 10,887	$ 10,310	$ 10,656	$ 10,804	$ 10,228	$ 11,084	$ 10,740	$ 10,884	$ 10,628	$ 9,941	$ 10,293	$ 10,421	$ 11,204	$ 11,268	$ 11,476	$ 11,204	$ 11,412	$ 11,619	$ 11,581	$ 11,502	$ 12,056	$ 11,613	$ 11,549	$ 11,549	$ 11,328	$ 10,996	$ 10,948	$ 10,917	$ 10,980	$ 10,632	$ 10,272	$ 9,963	$ 9,580	$ 9,522	$ 9,183	$ 9,110	$ 9,168	$ 9,168	$ 9,065	$ 8,712	$ 9,213	$ 9,021	$ 9,082	$ 8,883	$ 9,135	$ 9,452	$ 9,650	$ 9,624	$ 9,148	$ 9,809	$ 10,615	$ 10,628	$ 11,223	$ 10,853	$ 10,382	$ 10,636	$ 9,949	$ 10,000
C000017182
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 16,048	17,450	16,279	16,618	16,372	16,479	15,186	15,571	14,662	15,711	15,145	14,680	15,174	13,722	12,545	13,300	14,230	14,665	13,649	12,618	12,923	12,954	13,240	13,411	12,182	12,868	11,924	11,081	12,453	12,954	11,881	13,368	13,497	14,651	14,569	14,698	16,040	15,310	15,934	15,322	15,887	15,640	15,663	15,498	15,428	14,858	14,658	14,002	13,955	12,981	11,562	11,457	11,680	11,000	10,554	10,413	9,534	8,604	10,601	11,600	11,890	11,600	11,263	10,776	10,601	11,043	11,124	10,474	11,321	10,948	11,047	10,717	9,803	10,882	10,915	12,422	12,708	12,510	12,521	12,499	12,235	12,208	12,199	12,830	12,332	12,180	11,893	11,883	11,434	11,501	11,300	11,137	10,965	10,764	10,659	10,511	10,275	10,162	9,804	10,240	10,127	10,048	9,516	10,022	9,908	9,893	9,133	9,279	10,116	10,316	10,216	9,809	10,308	10,923	10,754	10,853	10,577	10,637	10,527	9,843	10,000
C000017180
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 40,037	40,711	38,407	38,562	37,688	36,659	37,060	35,193	33,545	35,314	34,570	32,607	31,621	30,367	27,275	27,610	29,289	29,640	28,805	27,225	26,156	25,932	24,312	24,783	22,819	24,328	23,170	22,020	24,615	26,044	23,330	25,294	25,908	29,618	28,699	29,926	32,945	32,516	32,757	30,329	31,959	31,174	30,128	28,222	28,759	26,897	26,624	26,497	26,833	25,604	23,527	24,211	25,129	23,400	21,861	20,891	19,390	17,017	18,851	20,146	19,299	18,898	18,091	17,789	17,853	17,853	17,545	16,390	17,383	16,570	16,111	15,373	14,072	15,435	15,383	16,844	16,648	15,868	15,404	15,249	14,748	14,477	14,801	15,218	14,301	14,217	13,828	13,499	13,411	13,295	12,915	12,892	12,558	12,248	12,205	11,696	11,323	11,162	10,950	11,196	11,179	11,115	10,551	10,704	10,437	10,535	9,888	10,108	10,862	11,020	10,893	10,019	10,304	11,031	10,704	10,870	10,554	10,568	10,614	9,896	10,000
C000017184
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 32,052	33,427	31,259	31,819	31,143	30,816	30,467	29,744	28,136	29,701	28,589	27,171	26,691	25,405	23,290	23,769	24,794	25,274	24,358	22,832	22,832	22,677	22,068	22,637	21,256	22,596	21,439	19,551	21,601	22,332	20,566	22,332	22,353	24,419	23,570	23,743	25,164	23,968	24,454	22,894	24,003	23,552	23,102	22,495	22,201	21,101	20,297	20,001	20,083	19,246	17,193	17,669	18,425	17,259	16,323	16,011	15,338	13,685	15,917	17,293	17,293	16,773	16,238	15,902	15,550	15,917	15,688	14,724	15,734	15,067	14,865	14,338	13,272	14,635	14,460	15,688	15,567	15,081	14,568	14,460	14,176	13,985	14,322	14,889	14,072	13,918	13,553	13,245	12,918	12,957	12,620	12,591	12,351	12,176	12,229	11,778	11,628	11,433	10,930	11,089	11,071	11,018	10,576	10,629	10,400	10,335	9,677	9,836	10,525	10,723	10,628	9,804	10,121	10,794	10,549	10,683	10,414	10,376	10,423	9,749	10,000
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Account Value	16,598	16,985	17,081	18,064	17,899	17,335	16,841	17,117	16,479	16,912	16,373	16,079	15,987	15,181	13,891	14,478	14,990	15,587	15,099	14,442	15,080	14,666	14,311	14,616	13,521	13,510	12,143	11,523	12,712	13,346	12,713	14,013	13,908	14,871	14,776	15,041	15,805	15,035	15,769	15,391	15,851	15,576	15,460	15,636	15,142	14,700	14,369	14,054	14,205	13,574	11,752	12,241	12,568	11,953	11,681	11,296	10,825	10,168	11,734	12,900	13,176	12,761	12,619	12,181	11,842	12,157	12,313	11,623	12,210	11,876	11,801	11,508	10,798	11,349	11,364	12,346	12,240	12,481	12,181	12,332	12,615	12,334	12,560	13,154	12,526	12,328	12,200	12,017	11,726	11,730	11,401	11,421	11,017	10,744	10,456	10,308	10,018	9,687	9,883	10,090	9,967	9,960	9,480	9,809	9,899	9,620	9,033	9,201	9,919	10,054	10,213	9,472	9,979	10,772	10,552	10,860	10,916	10,488	10,650	10,049	10,000
DWS Index: MSCI ACWI Index
Account Value [Line Items]
Account Value	24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725	10,000
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Account Value	15,253	15,530	15,651	16,422	16,192	15,788	15,081	15,513	14,925	15,079	14,449	14,423	14,432	13,760	12,750	13,336	13,450	13,861	13,259	12,553	13,267	12,853	12,886	13,070	12,133	11,982	10,795	10,141	11,140	11,529	11,294	12,542	12,241	12,893	12,808	12,984	12,850	12,128	12,904	12,702	12,939	12,795	12,826	13,128	12,689	12,451	12,046	11,498	11,588	11,097	9,330	9,721	10,189	9,626	9,607	9,276	9,003	8,545	10,385	11,471	11,901	11,482	11,436	11,038	10,530	10,981	11,234	10,666	11,321	11,063	11,120	10,938	10,252	10,779	10,839	11,610	11,375	11,804	11,475	11,622	12,149	11,785	12,076	12,679	12,029	11,848	11,743	11,652	11,304	11,375	11,006	10,973	10,725	10,505	10,219	10,149	9,905	9,472	9,531	9,509	9,417	9,267	8,805	9,265	9,414	9,057	8,497	8,664	9,432	9,617	9,862	9,185	9,796	10,592	10,411	10,743	10,848	10,389	10,597	9,972	10,000
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Account Value	20,730	22,029	20,693	21,179	20,706	20,616	19,471	19,849	19,015	20,091	19,259	18,593	19,081	17,449	15,926	16,961	17,936	18,639	17,762	16,637	17,133	17,198	17,615	18,060	16,463	17,068	16,022	14,813	16,536	17,037	15,619	17,404	17,388	18,861	18,643	18,594	20,153	19,411	20,435	19,737	20,408	19,927	20,084	19,982	19,769	18,993	18,646	17,755	17,498	16,347	14,106	14,145	14,515	13,787	13,158	12,821	11,976	10,556	13,311	14,656	15,058	14,562	14,099	13,717	13,497	13,957	13,925	13,111	13,996	13,553	13,673	13,151	11,938	13,167	13,045	14,516	14,737	14,350	14,175	14,246	13,885	13,777	13,774	14,364	13,849	13,653	13,317	13,131	12,653	12,661	12,390	12,197	12,074	11,853	11,747	11,491	11,232	10,974	10,573	10,981	10,822	10,803	10,241	10,437	10,329	10,100	9,308	9,278	10,065	10,309	10,222	9,682	10,085	10,653	10,670	10,770	10,618	10,467	10,448	9,855	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Account Value	$ 47,152	$ 46,740	$ 43,893	$ 44,038	$ 42,825	$ 41,951	$ 42,677	$ 39,981	$ 37,723	$ 39,394	$ 38,713	$ 36,240	$ 35,358	$ 33,859	$ 30,531	$ 30,972	$ 32,753	$ 33,050	$ 31,972	$ 29,926	$ 28,621	$ 28,342	$ 26,528	$ 26,847	$ 24,782	$ 26,836	$ 25,667	$ 24,249	$ 26,861	$ 28,173	$ 25,154	$ 27,318	$ 27,968	$ 31,809	$ 30,612	$ 31,970	$ 34,971	$ 34,247	$ 34,039	$ 31,326	$ 33,184	$ 31,988	$ 30,968	$ 29,140	$ 29,548	$ 27,666	$ 27,199	$ 27,205	$ 27,408	$ 26,203	$ 23,769	$ 24,604	$ 25,819	$ 23,404	$ 21,732	$ 20,825	$ 19,515	$ 17,000	$ 18,854	$ 20,232	$ 19,790	$ 19,210	$ 18,394	$ 17,890	$ 17,888	$ 18,026	$ 17,628	$ 16,495	$ 17,607	$ 16,846	$ 16,380	$ 15,814	$ 14,510	$ 15,875	$ 15,708	$ 17,251	$ 17,155	$ 16,265	$ 15,801	$ 15,651	$ 14,994	$ 14,941	$ 15,363	$ 15,776	$ 14,733	$ 14,619	$ 14,188	$ 13,659	$ 13,483	$ 13,241	$ 12,898	$ 12,932	$ 12,604	$ 12,322	$ 12,182	$ 11,696	$ 11,314	$ 11,176	$ 10,938	$ 11,201	$ 11,160	$ 11,216	$ 10,711	$ 10,753	$ 10,548	$ 10,645	$ 9,973	$ 9,977	$ 10,567	$ 10,724	$ 10,694	$ 9,846	$ 10,096	$ 10,749	$ 10,396	$ 10,583	$ 10,436	$ 10,384	$ 10,503	$ 9,847	$ 10,000